Document and Entity Information	Jan. 14, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 14, 2022
Current Fiscal Year End Date	--12-31
Entity Registrant Name	First Wave BioPharma, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37853
Entity Tax Identification Number	46-4993860
Entity Address, Address Line One	777 Yamato Road
Entity Address, Address Line Two	Suite 502
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431
City Area Code	561
Local Phone Number	589-7020
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001604191
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	FWBI
Security Exchange Name	NASDAQ